UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23097

Cohen & Steers Low Duration Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Francis C. Poli Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2017

Item 1. Reports to Stockholders.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended October 31, 2017. The total returns for the Fund and its comparative benchmarks were:

Six Months Ended October 31, 2017
Cohen & Steers Low Duration Preferred and Income Fund—Class A	3.14%
Cohen & Steers Low Duration Preferred and Income Fund—Class C	2.72%
Cohen & Steers Low Duration Preferred and Income Fund—Class I	3.32%
Cohen & Steers Low Duration Preferred and Income Fund—Class R	2.92%
Cohen & Steers Low Duration Preferred and Income Fund—Class Z	3.32%
ICE BofAML 1-3 Year US Corporate Index[a]	1.05%
Blended Benchmark—65% ICE BofAML 8% Constrained Developed Markets Low Duration Capital Securities Custom Index and 35% ICE BofAML 1-5 Year US Corporate Index[a]	2.61%
S&P 500 Index[a]	9.10%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 2.00% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of a  The ICE BofAML 1-3 Year US Corporate Index (formerly known as the BofA Merrill Lynch 1-3 Year US Corporate Index) tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than three years. The Blended Benchmark consists of 65% ICE BofAML 8% Constrained Developed Markets Low Duration Capital Securities Custom Index (formerly known as the BofA Merrill Lynch 8% Constrained Developed Markets Low Duration Capital Securities Custom Index) and 35% ICE BofAML 1-5 Year US Corporate Index (formerly known as the BofA Merrill Lynch 1-5 Year US Corporate Index). The ICE BofAML 8% Constrained Developed Markets Low Duration Capital Securities Custom Index tracks the performance of select U.S. dollar-denominated fixed and floating-rate preferred, corporate and contingent capital securities, with a remaining term to final maturity of one year or more, but less than five years. The ICE BofAML 1-5 Year US Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity of less than five years. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund's investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund's assets. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Market Review

Continued improvements in the global economy combined with low and relatively stable interest rates created favorable conditions for fixed income classes in the six-month period ended October 31, 2017. In this environment, more credit-sensitive fixed income securities—such as preferreds and high-yield bonds—generally outperformed higher-quality issues such as Treasury notes amid a tightening in credit spreads.

The U.S. Federal Reserve raised its benchmark interest rate by a quarter point in June, the third such increase in seven months, citing falling unemployment and the potential for wage inflation. However, inflation data remained largely benign, and the yield on the 10-year U.S. Treasury ended the period only slightly higher at 2.4%. Inflation also remained in check in Europe, where government bond yields generally declined.

Bank preferreds, which account for the majority of the preferreds market, had broad gains. U.S. and European banks alike enjoyed strong earnings growth, benefiting from higher net interest margins as well as improved trading and investment banking income. Meanwhile, capital levels continued to build, both organically and via equity offerings, contributing to stronger credit fundamentals.

Fund Performance

The Fund had a positive total return in the period and outperformed the ICE BofAML 1-3 Year US Corporate Index. This benchmark focuses on investment-grade corporate bonds with maturities of one to three years. We manage the Fund with an objective of high current income and a secondary objective of providing capital preservation that we believe is consistent with this benchmark over time.

The Fund also outperformed its blended benchmark, which includes preferred securities and corporate bonds. As a general matter, given the Fund's focus on capital preservation, we typically look to deliver an income rate similar to this blended benchmark, but with lower volatility.

Security selection in the banking sector aided the Fund's relative performance compared with the blended benchmark, in part due to our overweight in contingent capital preferred securities (CoCos), a relatively new form of regulatory capital for banks that has been issued most extensively in Europe.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

CoCos were strong performers in the period, as demand for the group's above-average income was firm amid improving economic conditions in Europe and an easing of regional political concerns.

Our decision to be underweight short-term investment-grade corporate bonds, which make up 35% of the Fund's blended benchmark (and all of the ICE BofAML 1-3 Year US Corporate Index), also contributed positively to relative performance compared with the blended benchmark. Collectively those bonds had a relatively modest gain in the period, trailing the short-term preferred index that makes up the other 65% of the Fund's blended benchmark. Security selection in the finance sector also contributed.

The Fund seeks to diversify, reduce volatility and improve liquidity by investing in short-term corporate bonds in addition to preferred securities. Over the period, corporate bonds comprised roughly 20% of Fund assets and were primarily invested in the real estate, utility, auto and telecom sectors. The bond investments owned by the Fund generally performed in line with investment grade, short-term corporate bond indexes, but, as mentioned above, not as well as preferreds.

Impact of Derivatives on Fund Performance

The Fund used derivatives in the form of currency options for hedging purposes, as well as forward foreign currency exchange contracts for managing currency risk on certain Fund positions denominated in foreign currencies. These derivatives did not have a material impact on the Fund's total return during the six-month period ended October 31, 2017.

Sincerely,

WILLIAM F. SCAPELL	ELAINE ZAHARIS-NIKAS
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended October 31, 2017

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	4.09%[a]	4.38%[b]	—	—	—
1 Year (without sales charge)	6.22%	5.38%	6.49%	5.91%	6.49%
Since Inception[c] (with sales charge)	3.97%[a]	4.35%	—	—	—
Since Inception[c] (without sales charge)	5.07%	4.35%	5.41%	4.83%	5.41%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the September 1, 2017 prospectus, were as follows: Class A—1.35% and 0.90%; Class C—2.00% and 1.55%; Class I—1.03% and 0.55%; Class R—1.50% and 1.05%; and Class Z—1.00% and 0.55%. Through June 30, 2019, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 0.90% for Class A shares, 1.55% for Class C shares, 0.55% for Class I shares, 1.05% for Class R shares and 0.55% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a  Reflects a 2.00% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception date of November 30, 2015.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017—October 31, 2017.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period[a] May 1, 2017– October 31, 2017
Class A
Actual (3.14% return)	$1,000.00	$1,031.40	$4.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.02	$4.23
Class C
Actual (2.72% return)	$1,000.00	$1,027.20	$7.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.49	$7.78
Class I
Actual (3.32% return)	$1,000.00	$1,033.20	$2.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.43	$2.80
Class R
Actual (2.92% return)	$1,000.00	$1,029.20	$5.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.91	$5.35
Class Z
Actual (3.32% return)	$1,000.00	$1,033.20	$2.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.43	$2.80

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 0.83%, 1.53%, 0.55%, 1.05% and 0.55%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

October 31, 2017
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)	$23,646,612	3.2
Rabobank Nederland, 11.00% to 6/30/19, 144A (Netherlands)	20,497,500	2.8
Morgan Stanley, 5.55% to 7/15/20, Series J	20,157,719	2.8
Citigroup, 6.125% to 11/15/20, Series R	17,827,471	2.4
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z	17,389,350	2.4
General Electric Co., 5.00% to 1/21/21, Series D	17,197,565	2.4
SMFG Preferred Capital, 9.50% to 7/25/18, 144A (Cayman Islands)	16,462,073	2.2
GMAC Capital Trust I, 7.10%, due 2/15/40, Series II (TruPS) (FRN)	16,371,036	2.2
PNC Financial Services Group, 6.75% to 8/1/21	13,369,714	1.8
Citigroup, 5.95% to 8/15/20, Series Q	12,631,807	1.7

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown
(Based on Net Assets)
(Unaudited)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

October 31, 2017 (Unaudited)

		Number of Shares		Value
PREFERRED SECURITIES—$25 PAR VALUE	4.0%
BANKS	2.8%
GMAC Capital Trust I, 7.201%, due 2/15/40, Series II (TruPS) (FRN) (3 Month US LIBOR + 5.785%)[a]		623,421		$16,371,036
Valley National Bancorp, 5.50% to 9/30/22, Series Bb,c		111,375		2,940,300
Wells Fargo & Co., 8.00%, Series Jb		50,600		1,291,312
				20,602,648
BANKS—FOREIGN	0.6%
Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)[b]		65,000		1,692,600
Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)[b]		98,044		2,585,420
				4,278,020
PIPELINES	0.3%
NuStar Energy LP, 7.625% to 6/15/22, Series Bb,c		91,005		2,316,077
REAL ESTATE—RESIDENTIAL—SINGLE FAMILY	0.3%
American Homes 4 Rent, 5.50%, Series Cb		60,000		1,702,200
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$28,413,129)				28,898,945
		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	73.5%
BANKS	18.9%
Ally Financial, 4.125%, due 3/30/20		$3,554,000		3,682,833
Bank of America Corp., 8.00% to 1/30/18, Series Kb,c		1,300,000		1,317,875
Bank of America Corp., 6.25% to 9/5/24, Series Xb,c		3,720,000		4,147,800
BankBoston Capital Trust IV, 1.917%, due 6/8/28, (FRN) (3 Month US LIBOR + 0.60%)[a]		1,100,000		1,056,000
Capital One Financial Corp., 5.55% to 6/1/20, Series Eb,c		7,550,000		7,936,937
Citigroup, 5.95% to 8/15/20, Series Qb,c		11,950,000		12,631,807
Citigroup, 6.125% to 11/15/20, Series Rb,c		16,603,000		17,827,471
CoBank ACB, 6.25% to 10/1/22, Series F, 144Ab,c,d		24,400	†	2,635,200
CoBank ACB, 6.25% to 10/1/26, Series Ib,c		1,300,000		1,431,667
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144Ab,c,d		8,000	†	882,000
Farm Credit Bank of Texas, 10.00%, 144A, Series Ib,d		6,050	†	7,396,125

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2017 (Unaudited)

		Principal Amount	Value
Goldman Sachs Group/The, 5.70% to 5/10/19, Series Lb,c		$8,661,000	$8,953,309
Goldman Sachs Group/The, 5.375% to 5/10/20, Series Mb,c		5,150,000	5,349,562
Goldman Sachs Group/The, 5.00% to 11/10/22, Series Pb,c		3,520,000	3,533,200
JPMorgan Chase & Co, 4.625% to 11/1/22, Series CCb,c		3,100,000	3,079,928
JPMorgan Chase & Co., 7.90% to 4/30/18, Series Ib,c		8,955,000	9,194,546
JPMorgan Chase & Co., 6.75% to 2/1/24, Series Sb,c		2,950,000	3,385,125
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Zb,c		16,500,000	17,389,350
PNC Financial Services Group, 6.75% to 8/1/21[b,c]		11,871,000	13,369,714
SunTrust Banks, 5.05%, Series G to 6/15/22[b,c]		2,500,000	2,578,125
SunTrust Capital III, 1.97%, due 3/15/28, (FRN) (3 Month US LIBOR + 0.650%)[a]		700,000	648,552
US Bancorp, 5.125% to 1/15/21, Series Ib,c		2,815,000	2,987,419
Wachovia Capital Trust II, 1.859%, due 1/15/27, (FRN) (3 Month US LIBOR + 0.50%)[a]		500,000	471,250
Wells Fargo & Co., 7.98% to 3/15/18, Series Kb,c		6,550,000	6,691,152
			138,576,947
BANKS—FOREIGN	22.6%
Australia & New Zealand Banking Group Ltd./ United Kingdom, 6.75% to 6/15/26, 144A (Australia)[b,c,d]		1,450,000	1,669,530
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (EUR) (Spain)[b,c]		1,800,000	2,522,164
Banco Bilbao Vizcaya Argentaria SA, 9.00% to 5/9/18 (Spain)[b,c]		2,000,000	2,070,330
Banco Santander SA, 6.75% to 4/25/22 (EUR) (Spain)[b,c]		1,800,000	2,399,375
Bank of Nova Scotia/The, 4.65% to 10/12/22 (Canada)[b,c]		3,350,000	3,368,844
Barclays Bank PLC, 14.00% to 6/15/19, Series RCI (GBP) (United Kingdom)[b,c]		3,100,000	4,853,057
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)[b,c]		3,950,000	4,412,490
Barclays PLC, 8.25% to 12/15/18 (United Kingdom)[b,c]		4,600,000	4,897,091
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)[b,c,d]		1,600,000	1,850,000
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)[b,c,d]		3,800,000	4,270,250
Credit Agricole SA, 6.625% to 9/23/19, 144A (France)[b,c,d]		1,000,000	1,053,316
Credit Agricole SA, 8.375% to 10/13/19, 144A (France)[b,c,d]		5,600,000	6,216,000

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2017 (Unaudited)

	Principal Amount	Value
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)[b,c]	$5,600,000	$6,139,000
DNB Bank ASA, 5.75% to 3/26/20 (Norway)[b,c]	4,600,000	4,801,779
DNB Bank ASA, 6.50% to 3/26/22 (Norway)[b,c]	3,300,000	3,604,838
HSBC Holdings PLC, 5.625% to 1/17/20 (United Kingdom)[b,c]	2,400,000	2,502,600
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)[b,c]	1,400,000	1,534,750
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)[b,c]	6,500,000	7,190,625
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)[b,c]	4,400,000	4,912,785
Intesa Sanpaolo SpA, 7.00% to 1/19/21, Series EMTN (EUR) (Italy)[b,c]	1,600,000	2,077,708
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)[b,c]	1,000,000	1,143,750
Rabobank Nederland, 11.00% to 6/30/19, 144A (Netherlands)[b,c,d]	18,000,000	20,497,500
Royal Bank of Scotland Group PLC, 7.50% to 8/10/20 (United Kingdom)[b,c]	1,600,000	1,718,400
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)[b,c]	11,100,000	12,597,390
Santander UK Group Holdings PLC, 7.375% to 6/24/22 (GBP) (United Kingdom)[b,c]	800,000	1,164,781
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)[b,c]	5,600,000	5,866,000
SMFG Preferred Capital, 9.50% to 7/25/18, 144A (Cayman Islands)[b,c,d]	15,605,000	16,462,073
Societe Generale SA, 7.375% to 9/13/21, 144A (France)[b,c,d]	4,800,000	5,304,000
Societe Generale SA, 7.875% to 12/18/23, 144A (France)[b,c,d]	2,800,000	3,181,500
Societe Generale SA, 8.25% to 11/29/18, Series EMTN (France)[b,c]	2,200,000	2,333,375
Societe Generale SA, 8.875% to 6/16/18 (GBP) (France)[b,c]	100,000	138,697
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)[b,c,d]	3,200,000	3,518,240

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2017 (Unaudited)

		Principal Amount	Value
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)[b,c,d]		$600,000	$666,840
Swedbank AB, 5.50% to 3/17/20 (Sweden)[b,c]		3,200,000	3,331,955
Swedbank AB, 6.00% to 3/17/22 (Sweden)[b,c]		3,000,000	3,240,000
UBS Group AG, 6.875% to 3/22/21 (Switzerland)[b,c]		4,000,000	4,368,728
UBS Group AG, 7.125% to 2/19/20 (Switzerland)[b,c]		2,000,000	2,158,780
UBS Group AG, 7.125% to 8/10/21 (Switzerland)[b,c]		3,300,000	3,628,795
UniCredit SpA, 6.75% to 9/10/21, Series EMTN (EUR) (Italy)[b,c]		1,200,000	1,544,122
			165,211,458
ELECTRIC	2.4%
INTEGRATED ELECTRIC	0.8%
NextEra Energy Capital Holdings, 4.664%, due 9/1/67, Series D (FRN) (3 Month US LIBOR + 3.348%)[a]		4,000,000	4,005,206
Southern California Edison Co., 6.25% to 2/1/22, Series Eb,c		1,550,000	1,753,437
			5,758,643
INTEGRATED ELECTRIC—FOREIGN	0.4%
Electricite de France SA, 5.25% to 1/29/23, 144A (France)[b,c,d]		3,000,000	3,135,000
REGULATED ELECTRIC	1.2%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series Bc		8,508,000	9,059,845
TOTAL ELECTRIC			17,953,488
FINANCIAL	6.9%
DIVERSIFIED FINANCIAL SERVICES	1.8%
Caterpillar Financial Services Corp., 1.85%, due 9/4/20, Series GMTN		4,200,000	4,177,374
CoreStates Capital II, 2.009%, due 1/15/27, 144A (FRN) (3 Month US LIBOR + 0.65%)[a,d]		1,000,000	950,000
Ford Motors Credit Co. LLC,, 2.343%, due 11/2/20		5,800,000	5,800,141
State Street Corp., 5.25% to 9/15/20, Series Fb,c		2,000,000	2,112,500
			13,040,015

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2017 (Unaudited)

		Principal Amount		Value
INVESTMENT BANKER/BROKER	5.1%
Charles Schwab Corp./The, 7.00% to 2/1/22[b,c]		$10,250,000		$11,851,562
Charles Schwab Corp./The, 4.625% to 3/1/22, Series Eb,c		5,325,000		5,483,437
Morgan Stanley, 5.55% to 7/15/20, Series Jb,c		19,175,000		20,157,719
				37,492,718
TOTAL FINANCIAL				50,532,733
FOOD	0.2%
Dairy Farmers of America, 7.875%, 144Ab,d,e		15,000	†	1,597,032
INDUSTRIALS—DIVERSIFIED MANUFACTURING	2.4%
General Electric Co., 5.00% to 1/21/21, Series Db,c		16,457,000		17,197,565
INSURANCE	12.0%
LIFE/HEALTH INSURANCE	3.6%
MetLife, 5.25% to 6/15/20, Series Cb,c		9,640,000		10,097,900
Prudential Financial, 5.625% to 6/15/23, due 6/15/43[c]		4,219,000		4,589,217
Prudential Financial, 8.875% to 6/15/18, due 6/15/38[c]		6,177,000		6,425,377
Symetra Financial Corp., 5.536%, due 10/15/37, 144A (FRN) (3 Month US LIBOR + 4.177%)[a,d]		520,000		522,925
Voya Financial, 5.65%, to 5/15/23, due 5/15/53[c]		4,614,000		4,879,305
				26,514,724
LIFE/HEALTH INSURANCE—FOREIGN	4.0%
Aegon NV, 2.388%, (FRN) (10-year USISDA + 0.10%, Cap 8.00%) (Netherlands)[a,b]		150,000		130,239
CNP Assurances, 7.50% to 10/18/18 (France)[b,c]		3,500,000		3,682,875
Dai-ichi Life Insurance Co. Ltd., 7.25% to 7/25/21, 144A (Japan)[b,c,d]		10,815,000		12,349,378
Friends Life Holdings PLC, 7.875% to 11/8/18 (United Kingdom)[b,c]		2,361,000		2,499,834
La Mondiale Vie, 7.625% to 4/23/19 (France)[b,c]		5,750,000		6,141,650
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)[c,d]		4,000,000		4,575,000
				29,378,976

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2017 (Unaudited)

		Principal Amount		Value
MULTI-LINE	1.1%
Hartford Financial Services Group/The, 8.125% to 6/15/18, due 6/15/68[c]		$4,843,000		$5,024,613
Hartford Financial Services Group/The, 3.541%, due 2/12/47, 144A, Series ICON (FRN) (3 Month US LIBOR + 2.125%)[a,d]		3,500,000		3,368,750
				8,393,363
MULTI-LINE—FOREIGN	0.5%
Aviva PLC, 8.25% (United Kingdom)[b]		1,050,000		1,050,000
AXA SA, 6.463% to 12/14/18, 144A (France)[b,c,d]		2,400,000		2,470,512
				3,520,512
PROPERTY CASUALTY	0.3%
Liberty Mutual Group, 4.225%, due 3/7/37, 144A, (FRN) (3 Month US LIBOR + 2.905%)[a,d]		2,500,000		2,456,250
PROPERTY CASUALTY—FOREIGN	0.9%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)[c,d]		5,681,000		6,532,582
REINSURANCE—FOREIGN	1.6%
Aquarius + Investments PLC, 6.375%, to 9/1/19, due 9/1/24 (Ireland)[c]		2,800,000		2,964,500
Aquarius + Investments PLC, 8.25% to 9/1/19, Series EMTN (Ireland)[b,c]		8,100,000		8,491,157
				11,455,657
TOTAL INSURANCE				88,252,064
INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	4.0%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)[d]		20,396	†	23,646,612
SoftBank Group Corp., 6.00% to 7/19/23 (Japan)[b,c]		3,900,000		3,966,105
SoftBank Group Corp., 6.875% to 7/19/27 (Japan)[b,c]		1,600,000		1,658,440
				29,271,157
MATERIAL—METALS & MINING—FOREIGN	0.6%
BHP Billiton Finance USA Ltd., 6.25% to 10/19/20, due 10/19/75, 144A (Australia)[c,d]		4,200,000		4,611,600

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2017 (Unaudited)

		Principal Amount	Value
MEDIA	0.1%
Viacom, 5.875% to 2/28/22, due 2/28/57[c]		$600,000	$594,717
PIPELINES	1.3%
Enterprise Products Operating LP, 5.084%, due 8/1/66, (FRN) (3 Mo. US LIBOR + 3.708%)[a]		5,000,000	5,000,000
Plains All American Pipeline LP, 6.125% to 11/15/22, Series Bb,c		4,300,000	4,393,740
			9,393,740
REAL ESTATE	0.8%
FINANCE	0.4%
AT Securities BV, 5.25% to 7/21/23 (Netherlands)[b,c]		3,000,000	3,035,523
OFFICE	0.4%
SL Green Operating Partnership LP, 3.25%, due 10/15/22		3,000,000	3,012,479
TOTAL REAL ESTATE			6,048,002
UTILITIES—ELECTRIC UTILITIES—FOREIGN	1.3%
Emera, 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)[c]		2,645,000	3,042,015
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)[c,d]		5,060,000	6,261,750
			9,303,765
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$528,391,639)			538,544,268
CORPORATE BONDS	20.0%
BANKS	0.8%
Goldman Sachs Group/The, 3.128%, due 10/28/27, Series GMTN (FRN) (3 Month US LIBOR + 1.750%)[a]		5,350,000	5,648,824
BANKS—FOREIGN	0.1%
HSBC Holdings PLC, 2.65%, due 1/5/22 (United Kingdom)		1,000,000	1,002,156
ELECTRIC	0.3%
INTEGRATED ELECTRIC	0.2%
Integrys Holding, 4.17%, due 11/1/20		1,566,000	1,651,020

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2017 (Unaudited)

		Principal Amount	Value
REGULATED ELECTRIC	0.1%
Southern Co./The, 2.15%, due 9/1/19		$500,000	$500,911
TOTAL ELECTRIC			2,151,931
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	2.1%
Daimler Finance North America LLC, 2.20%, due 5/5/20, 144Ad		5,750,000	5,752,979
Ford Motor Credit Co. LLC, 2.425%, due 6/12/20		2,200,000	2,207,367
General Motors Financial Co., 3.15%, due 1/15/20		1,000,000	1,018,935
General Motors Financial Co., 2.289%, due 4/13/20, (FRN) (3 Month US LIBOR + 0.930%)[a]		4,812,000	4,851,079
General Motors Financial Co., 2.909%, due 1/14/22, (FRN) (3 Month US LIBOR + 1.55%)[a]		1,696,000	1,734,788
			15,565,148
INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.6%
BMW US Capital LLC, 1.987%, due 4/6/22, (FRN) 144A (3 Month US LIBOR + 0.64%)[a,d]		4,125,000	4,165,100
INSURANCE	0.5%
LIFE/HEALTH INSURANCE	0.4%
Metropolitan Life Global Funding I, 1.75%, due 12/19/18, 144Ad		3,200,000	3,196,986
PROPERTY CASUALTY—FOREIGN	0.1%
XLIT Ltd., 2.30%, due 12/15/18 (Cayman Islands)		762,000	764,937
TOTAL INSURANCE			3,961,923
INTEGRATED TELECOMMUNICATIONS SERVICES	0.9%
AT&T, 5.20%, due 3/15/20		6,247,000	6,710,252
INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.5%
Telecom Italia Capital SA, 6.999%, due 6/4/18 (Italy)		3,300,000	3,395,040
REAL ESTATE	11.5%
DIVERSIFIED	2.8%
Select Income REIT, 2.85%, due 2/1/18		2,059,000	2,061,933
VEREIT, 3.00%, due 8/1/18, (Convertible)		12,200,000	12,245,750
WEA Finance LLC, 2.70%, due 9/17/19, 144Ad		5,810,000	5,859,350
			20,167,033

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2017 (Unaudited)

		Principal Amount	Value
FINANCE	3.4%
iStar, 4.625%, due 9/15/20		$1,910,000	$1,955,362
iStar, 5.25%, due 9/15/22		2,956,000	3,037,290
iStar, 6.00%, due 4/1/22		2,500,000	2,606,250
iStar, 6.50%, due 7/1/21		5,750,000	6,030,312
Ventas Realty LP/Ventas Capital Corp., 2.70%, due 4/1/20		613,000	618,731
Ventas Realty LP/Ventas Capital Corp., 4.00%, due 4/30/19		1,240,000	1,271,732
VEREIT Operating Partnership LP, 3.00%, due 2/6/19		6,000,000	6,051,299
VEREIT Operating Partnership LP, 4.125%, due 6/1/21		3,412,000	3,568,016
			25,138,992
HEALTH CARE	1.6%
HCP, 2.625%, due 2/1/20		3,645,000	3,679,052
Healthcare Trust of America Holdings LP, 3.70%, due 4/15/23		4,800,000	4,939,401
Senior Housing Properties Trust, 3.25%, due 5/1/19		1,000,000	1,010,053
Senior Housing Properties Trust, 6.75%, due 4/15/20		1,000,000	1,073,643
Welltower, 4.95%, due 1/15/21		1,000,000	1,072,514
			11,774,663
OFFICE	0.8%
Boston Properties LP, 5.625%, due 11/15/20		1,287,000	1,403,819
Boston Properties LP, 5.875%, due 10/15/19		1,500,000	1,598,441
Vornado Realty LP, 2.50%, due 6/30/19		3,130,000	3,147,570
			6,149,830
SHOPPING CENTERS	0.9%
COMMUNITY CENTER	0.7%
DDR Corp., 3.375%, due 5/15/23		2,000,000	1,984,337
Kimco Realty Corp., 6.875%, due 10/1/19		3,097,000	3,371,115
			5,355,452
FREE STANDING	0.2%
Realty Income Corp., 6.75%, due 8/15/19		1,500,000	1,621,045
TOTAL SHOPPING CENTERS			6,976,497

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2017 (Unaudited)

		Principal Amount	Value
SPECIALTY	2.0%
Digital Realty Trust LP, 5.25%, due 3/15/21		$5,015,000	$5,443,434
Digital Realty Trust LP, 5.875%, due 2/1/20		6,140,000	6,584,971
Equinix, 2.875%, due 10/1/25 (EUR) (United States)		2,000,000	2,394,197
			14,422,602
TOTAL REAL ESTATE			84,629,617
TELECOMMUNICATION—COMMUNICATIONS	2.0%
Qualitytech LP/QTS Finance Corp., 5.875%, due 8/1/22		8,653,000	9,055,364
Vodafone Group PLC, 4.375%, due 3/16/21 (United Kingdom)		5,000,000	5,337,225
			14,392,589
UTILITIES	0.7%
ELECTRIC UTILITIES	0.1%
Emera US Finance LP, 2.15%, due 6/15/19		1,000,000	999,771
ELECTRIC UTILITIES—FOREIGN	0.6%
Enel Finance International NV, 2.875%, due 5/25/22, 144A (Netherlands)[d]		4,000,000	4,028,193
TOTAL UTILITIES			5,027,964
TOTAL CORPORATE BONDS (Identified cost—$145,803,320)			146,650,544
		Number of Shares
SHORT-TERM INVESTMENTS	2.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.94%[f]		19,259,543	19,259,543
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$19,259,543)			19,259,543
TOTAL INVESTMENTS (Identified cost—$721,867,631)	100.1%		733,353,300
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(627,237)
NET ASSETS	100.0%		$732,726,063

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	3,258,117	USD	3,845,360	11/2/17	$50,144
Brown Brothers Harriman	EUR	8,812,766	USD	10,432,103	11/2/17	166,557
Brown Brothers Harriman	GBP	5,244,051	USD	7,043,442	11/2/17	78,556
Brown Brothers Harriman	USD	1,787,297	EUR	1,508,560	11/2/17	(30,051)
Brown Brothers Harriman	USD	1,674,399	EUR	1,425,166	11/2/17	(14,295)
Brown Brothers Harriman	USD	10,646,433	EUR	9,137,157	11/2/17	(3,020)
Brown Brothers Harriman	USD	6,965,253	GBP	5,244,051	11/2/17	(367)
Brown Brothers Harriman	EUR	9,333,994	USD	10,893,051	12/4/17	2,338
Brown Brothers Harriman	GBP	4,630,335	USD	6,155,012	12/4/17	(139)
						$249,723

The total amount of all forward foreign currency exchange contracts as presented in the table above is representative of the volume of activity for this derivative type during the six months ended October 31, 2017.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2017 (Unaudited)

Glossary of Portfolio Abbreviations

EUR  Euro Currency

FRN  Floating Rate Note

GBP  Great British Pound

LIBOR  London Interbank Offered Rate

REIT  Real Estate Investment Trust

TruPS  Trust Preferred Securities

USD  United States Dollar

USISDA  United States Dollar Intercontinental Exchange Swap Rate

Note: Percentages indicated are based on the net assets of the Fund.

†  Represents shares.

a  Variable rate. Rate shown is in effect at October 31, 2017.

b  Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

c  Security converts to floating rate after the indicated fixed-rate coupon period.

d  Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $171,082,573 or 23.4% of the net assets of the Fund, of which 0.2% are illiquid.

e  Security value is determined based on significant unobservable inputs (Level 3).

f  Rate quoted represents the annualized seven-day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$721,867,631)	$733,353,300
Cash	2,845,083
Foreign currency, at value (Identified cost—$35,723)	35,383
Receivable for:
Interest	9,293,177
Fund shares sold	6,195,019
Unrealized appreciation on forward foreign currency exchange contracts	297,595
Other assets	430
Total Assets	752,019,987
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	47,872
Payable for:
Investment securities purchased	17,258,261
Dividends declared	922,010
Fund shares redeemed	684,808
Investment advisory fees	180,619
Shareholder servicing fees	63,107
Administration fees	29,280
Distribution fees	2,168
Directors' fees	496
Other liabilities	105,303
Total Liabilities	19,293,924
NET ASSETS	$732,726,063
NET ASSETS consist of:
Paid-in capital	$720,384,423
Dividends in excess of net investment income	(2,044,873)
Accumulated undistributed net realized gain	2,648,886
Net unrealized appreciation	11,737,627
$732,726,063

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

October 31, 2017 (Unaudited)

CLASS A SHARES:
NET ASSETS	$84,203,444
Shares issued and outstanding ($0.001 par value common stock outstanding)	8,201,103
Net asset value and redemption price per share	$10.27
Maximum offering price per share ($10.27 ÷ 0.98)[a]	$10.48
CLASS C SHARES:
NET ASSETS	$24,633,058
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,402,607
Net asset value and offering price per share[b]	$10.25
CLASS I SHARES:
NET ASSETS	$623,143,911
Shares issued and outstanding ($0.001 par value common stock outstanding)	60,690,027
Net asset value, offering and redemption price per share	$10.27
CLASS R SHARES:
NET ASSETS	$727,815
Shares issued and outstanding ($0.001 par value common stock outstanding)	70,840
Net asset value, offering and redemption price per share	$10.27
CLASS Z SHARES:
NET ASSETS	$17,835
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,737
Net asset value, offering and redemption price per share	$10.27

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended October 31, 2017 (Unaudited)

Investment Income:
Interest income	$9,052,020
Dividend income	1,849,158
Total Investment Income	10,901,178
Expenses:
Investment advisory fees	1,761,361
Distribution fees and service fees—Class A (See Note 2)	97,206
Distribution fees and service fees—Class C (See Note 2)	88,822
Distribution fees and service fees—Class R (See Note 2)	1,665
Shareholder servicing fees—Class I (See Note 2)	104,681
Administration fees	173,919
Registration and filing fees	106,699
Professional fees	54,672
Transfer agent fees and expenses	28,421
Shareholder reporting expenses	27,470
Directors' fees and expenses	16,432
Custodian fees and expenses	10,920
Miscellaneous	7,076
Total Expenses	2,479,344
Reduction of Expenses (See Note 2)	(801,271)
Net Expenses	1,678,073
Net Investment Income (Loss)	9,223,105
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,530,026
Written option contracts	29,904
Foreign currency transactions	(15,797)
Forward foreign currency exchange contracts	(910,953)
Net realized gain (loss)	633,180
Net change in unrealized appreciation (depreciation) on:
Investments	6,558,279
Written option contracts	(29,454)
Foreign currency translations	(3,985)
Forward foreign currency exchange contracts	435,699
Net change in unrealized appreciation (depreciation)	6,960,539
Net Realized and Unrealized Gain (Loss)	7,593,719
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,816,824

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
Change in Net Assets:
From Operations:
Net investment income (loss)	$9,223,105	$4,229,618
Net realized gain (loss)	633,180	208,403
Net change in unrealized appreciation (depreciation)	6,960,539	4,616,889
Net increase (decrease) in net assets resulting from operations	16,816,824	9,054,910
Dividends to Shareholders from:
Net investment income:
Class A	(1,273,895)	(1,040,617)
Class C	(286,690)	(112,937)
Class I	(9,570,229)	(4,146,572)
Class R	(11,588)	(5,120)
Class Z	(229)	(408)
Total dividends to shareholders	(11,142,631)	(5,305,654)
Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	367,266,923	323,178,434
Total increase (decrease) in net assets	372,941,116	326,927,960
Net Assets:
Beginning of period	359,784,947	32,857,257
End of period[a]	$732,726,063	$359,784,947

a  Includes dividends in excess of net investment income of $2,044,873 and $125,347, respectively.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
Per Share Operating Performance:	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Period November 30, 2015[a] through April 30, 2016
Net asset value, beginning of period	$10.14	$9.87	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.17	0.34	0.16
Net realized and unrealized gain (loss)	0.15	0.30	(0.16)
Total from investment operations	0.32	0.64	—
Less dividends to shareholders from:
Net investment income	(0.19)	(0.37)	(0.13)
Total dividends to shareholders	(0.19)	(0.37)	(0.13)
Net increase (decrease) in net asset value	0.13	0.27	(0.13)
Net asset value, end of period	$10.27	$10.14	$9.87
Total investment return[c,d]	3.14%[e]	6.64%	0.07%[e,f]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$84.2	$61.1	$3.2
Ratio of expenses to average daily net assets (before expense reduction)	1.09%[g]	1.35%	2.16%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	0.83%[g]	0.89%	1.15%[g]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	2.97%[g]	2.90%	2.94%[g]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	3.23%[g]	3.36%	3.95%[g]
Portfolio turnover rate	13%[e]	52%	40%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Does not reflect sales charges, which would reduce return.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  The net asset value (NAV) disclosed in the April 30, 2016 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on April 30, 2016. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on April 30, 2016.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
Per Share Operating Performance:	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Period November 30, 2015[a] through April 30, 2016
Net asset value, beginning of period	$10.13	$9.87	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.13	0.26	0.12
Net realized and unrealized gain (loss)	0.15	0.31	(0.15)
Total from investment operations	0.28	0.57	(0.03)
Less dividends to shareholders from:
Net investment income	(0.16)	(0.31)	(0.10)
Total dividends to shareholders	(0.16)	(0.31)	(0.10)
Net increase (decrease) in net asset value	0.12	0.26	(0.13)
Net asset value, end of period	$10.25	$10.13	$9.87
Total investment return[c,d]	2.72%[e]	5.90%	–0.25%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$24.6	$11.4	$0.5
Ratio of expenses to average daily net assets (before expense reduction)	1.79%[f]	2.02%	2.87%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.53%[f]	1.55%	1.80%[f]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	2.23%[f]	2.15%	1.93%[f]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	2.49%[f]	2.62%	3.00%[f]
Portfolio turnover rate	13%[e]	52%	40%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Does not reflect sales charges, which would reduce return.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
Per Share Operating Performance:	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Period November 30, 2015[a] through April 30, 2016
Net asset value, beginning of period	$10.14	$9.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.18	0.37	0.16
Net realized and unrealized gain (loss)	0.15	0.30	(0.14)
Total from investment operations	0.33	0.67	0.02
Less dividends to shareholders from:
Net investment income	(0.20)	(0.41)	(0.14)
Total dividends to shareholders	(0.20)	(0.41)	(0.14)
Net increase (decrease) in net asset value	0.13	0.26	(0.12)
Net asset value, end of period	$10.27	$10.14	$9.88
Total investment return[c]	3.32%[d]	6.89%	0.17%[d]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$623.1	$286.8	$29.1
Ratio of expenses to average daily net assets (before expense reduction)	0.85%[e]	1.07%	1.93%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	0.55%[e]	0.58%	0.80%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	3.17%[e]	3.15%	2.70%[e]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	3.47%[e]	3.64%	3.83%[e]
Portfolio turnover rate	13%[d]	52%	40%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
Per Share Operating Performance:	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Period November 30, 2015[a] through April 30, 2016
Net asset value, beginning of period	$10.15	$9.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.16	0.29	0.13
Net realized and unrealized gain (loss)	0.14	0.33	(0.14)
Total from investment operations	0.30	0.62	(0.01)
Less dividends to shareholders from:
Net investment income	(0.18)	(0.35)	(0.11)
Total dividends to shareholders	(0.18)	(0.35)	(0.11)
Net increase (decrease) in net asset value	0.12	0.27	(0.12)
Net asset value, end of period	$10.27	$10.15	$9.88
Total investment return[c]	2.92%[d]	6.43%	–0.06%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$727.8	$589.4	$9.9
Ratio of expenses to average daily net assets (before expense reduction)	1.31%[e]	1.54%	2.45%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.05%[e]	1.06%	1.30%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	2.77%[e]	2.43%	2.09%[e]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	3.03%[e]	2.91%	3.24%[e]
Portfolio turnover rate	13%[d]	52%	40%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
Per Share Operating Performance:	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017	For the Period November 30, 2015[a] through April 30, 2016
Net asset value, beginning of period	$10.14	$9.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.18	0.37	0.15
Net realized and unrealized gain (loss)	0.15	0.30	(0.13)
Total from investment operations	0.33	0.67	0.02
Less dividends to shareholders from:
Net investment income	(0.20)	(0.41)	(0.14)
Total dividends to shareholders	(0.20)	(0.41)	(0.14)
Net increase (decrease) in net asset value	0.13	0.26	(0.12)
Net asset value, end of period	$10.27	$10.14	$9.88
Total investment return[c]	3.32%[d]	6.89%	0.17%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$17.8	$10.1	$9.9
Ratio of expenses to average daily net assets (before expense reduction)	0.81%[e]	1.04%	1.96%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	0.55%[e]	0.62%	0.80%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	3.30%[e]	3.31%	2.60%[e]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	3.56%[e]	3.73%	3.76%[e]
Portfolio turnover rate	13%[d]	52%	40%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on September 2, 2015 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. The Fund's investment objective is high current income. The authorized shares of the Fund are divided into seven classes designated Class A, C, F, I, R, T and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares and Class T shares are currently not available for purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic (ASC) 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Forward foreign currency contracts are valued daily at the prevailing forward exchange rate. OTC options are valued based upon prices provided by a third-party pricing service or counterparty.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of October 31, 2017, there was a transfer of $2,316,077 from Level 2 to Level 1, which resulted from a change in the use of an evaluated mean price, supplied by an independent pricing service, to a quoted price, for one security.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities— $25 Par Value	$28,898,945	$28,898,945	$—	$—
Preferred Securities—
Capital Securities:
Food	1,597,032	—	—	1,597,032
Other Industries	536,947,236	—	536,947,236	—
Corporate Bonds	146,650,544	—	146,650,544	—
Short-Term Investments	19,259,543	—	19,259,543	—
Total Investments[a]	$733,353,300	$28,898,945	$702,857,323	$1,597,032	[b]
Forward Foreign Currency Exchange Contracts	$297,595	$—	$297,595	$—
Total Unrealized Appreciation in Other Financial Instruments[a]	$297,595	$—	$297,595	$—
Forward Foreign Currency Exchange Contracts	$(47,872)	$—	$(47,872)	$—
Total Unrealized Depreciation in Other Financial Instruments[a]	$(47,872)	$—	$(47,872)	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

b  Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a signficantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities—Capital Securities—Food
Balance as of April 30, 2017	$1,608,750
Change in unrealized appreciation (depreciation)	(11,718)
Balance as of October 31, 2017	$1,597,032

The change in unrealized appreciation (depreciation) attributable to securities owned on October 31, 2017 which were valued using significant unobservable inputs (Level 3) amounted to $(11,718).

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the expected life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Options: The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

underlying index, currency or security investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At October 31, 2017, the Fund did not have any option contracts outstanding.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of October 31, 2017, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of the Fund.

For the six months ended October 31, 2017 and through June 30, 2019, the investment advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

extraordinary expenses) do not exceed 0.90% for Class A shares, 1.55% for Class C shares, 0.55% for Class I shares, 1.05% for Class R shares and 0.55% for Class Z shares. This contractual agreement may be amended or terminated at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended October 31, 2017, fees waived and/or expenses reimbursed totaled $801,271.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended October 31, 2017, the Fund incurred $135,489 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution and Service Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a monthly distribution fee, accrued daily and paid monthly, at an annual rate of up to 0.25%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class T shares, respectively. In addition, also under the plan, the Fund may pay the distributor a monthly service fee, accrued daily and paid monthly, at an annual rate of up to 0.10% and 0.25% of the average daily net assets attributable to Class A and Class C shares, respectively. The amounts paid pursuant to the plan for Class A, Class C and Class R shares may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts. Class T shares are currently not available for purchase.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class I and Class T shares. The distributor is responsible for paying qualified financial institutions for shareholder services. Class T shares are currently not available for purchase.

Sales Charges and Contingent Deferred Sales Charges: There is a maximum initial sales charge of 2.00% for Class A shares and 2.50% for Class T shares. Class T shares are currently not available for purchase. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $500,000 or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended October 31, 2017, the Fund has been advised that the distributor received $11,543, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $57,957 and $2,630 of CDSC relating to redemptions of Class A and Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the Distributor receiving amounts greater or less than the upfront commission paid by the Distributor to the financial intermediary.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $3,186 for the six months ended October 31, 2017.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended October 31, 2017, totaled $438,114,072 and $67,791,449, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at October 31, 2017 and the effect of derivatives held during the six months ended October 31, 2017, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Exchange Risk:
Forward foreign currency exchange contracts[a]	Unrealized appreciation	$297,595	Unrealized depreciation	$47,872

a  Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting arrangement or another similar agreement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign Exchange Risk:
Forward foreign currency exchange contracts	Net Realized and Unrealized Gain (Loss)	$(910,953)	$435,699
Written option contracts	Net Realized and Unrealized Gain (Loss)	$29,904	$(29,454)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following summarizes the volume of the Fund's written option contracts activity during the six months ended October 31, 2017:

	Written Option Contracts
Average Notional Amount	$9,805,500	[a]
Ending Notional Amount	—

a  Average for the period May 1, 2017 through May 9, 2017, which represents the period the Fund had option contracts outstanding. Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Note 5. Income Tax Information

As of October 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$721,867,631
Gross unrealized appreciation on investments	$12,225,983
Gross unrealized depreciation on investments	(490,591)
Net unrealized appreciation (depreciation) on investments	$11,735,392

As of April 30, 2017, the Fund had a net capital loss carryforward of $318,201 which may be used to offset future capital gains. These losses are a short-term capital loss carryforward of $237,635 and a long-term capital loss carryforward of $80,566 which under current federal income tax rules, may offset capital gains recognized in any future period.

Note 6. Capital Stock

The Fund is authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share, classified in seven classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 200 million of Class I capital stock, 200 million of Class R capital stock, 200 million of Class T capital stock and 200 million of Class Z capital stock. Class F shares and Class T shares are currently not available for purchase.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended October 31, 2017		For the Year Ended April 30, 2017
	Shares	Amount	Shares	Amount
Class A:
Sold	4,593,065	$47,016,713	6,196,261	$62,142,675
Issued as reinvestment of dividends	84,690	866,444	92,735	930,103
Redeemed	(2,497,257)	(25,528,286)	(587,730)	(5,905,416)
Net increase (decrease)	2,180,498	$22,354,871	5,701,266	$57,167,362
Class C:
Sold	1,406,812	$14,369,779	1,091,122	$10,960,454
Issued as reinvestment of dividends	15,929	162,791	7,525	75,535
Redeemed	(141,088)	(1,443,208)	(32,407)	(324,485)
Net increase (decrease)	1,281,653	$13,089,362	1,066,240	$10,711,504
Class I:
Sold	35,579,806	$364,071,754	30,640,529	$308,006,523
Issued as reinvestment of dividends	583,739	5,973,594	260,862	2,622,179
Redeemed	(3,745,265)	(38,361,148)	(5,578,877)	(55,903,184)
Net increase (decrease)	32,418,280	$331,684,200	25,322,514	$254,725,518
Class R:
Sold	12,149	$124,769	59,268	$596,050
Issued as reinvestments of dividends and distributions	1,115	11,413	472	4,765
Redeemed	(515)	(5,268)	(2,649)	(26,765)
Net increase (decrease)	12,749	$130,914	57,091	$574,050
Class Z:
Sold	735	$7,551	—	$—
Issued as reinvestment of dividends	2	25	—	—
Net increase (decrease)	737	$7,576	—	$—

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company's capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Risks associated with preferred securities differ from risks inherent with other investments. In particular, in the event of bankruptcy, a company's preferred securities are senior to common stock but subordinated to all other types of corporate debt. Corporate bonds sit higher in the capital structure than preferred securities, and therefore in the event of bankruptcy, will be senior to the preferred securities.

Duration Risk: Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security's price risk to changes in interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, and a security's coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund's duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Credit and Below Investment Grade Securities Risk: Preferred securities may be rated below investment-grade or may be unrated. Below-investment grade securities, or equivalent unrated securities, which are commonly known as "high-yield bonds" or "junk bonds," generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in "market making," are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund's ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Foreign (Non-U.S.) Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as "CoCos") are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer's capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor's standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security under such circumstances. In addition, most CoCos are considered to be high yield or "junk" securities and are therefore subject to the risks of investing in below investment-grade securities.

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund's investments. The decision of the United Kingdom (UK) to exit from the European Union following the June 2016 vote on the matter (referred to as Brexit) may cause uncertainty and thus adversely impact financial results of the Fund and the global financial markets. Growing tensions between the United States and other foreign powers, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the markets and the Fund. The strengthening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund's investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The U.S. Securities and Exchange Commission's (SEC) proposed rules governing the use of derivatives by registered investment companies, the Department of Labor's (DOL) final rule on conflicts of interest on fiduciary investment advice, as well as the SEC's final rules and amendments to modernize the reporting and disclosure (Modernization) and to develop and implement a Liquidity Risk Management Program for open-end investment companies (Liquidity) could, among other things, restrict and/or increase the cost of the Fund's ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, Congress, various exchanges and regulatory and self-regulatory authorities domestic and foreign have undertaken reviews of options and futures trading in light of market volatility. Among the actions that have been taken or proposed to be taken are new limits and reporting requirements for speculative positions, new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect the instruments in which the Fund invests and its ability to execute its investment strategy.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or "LIBOR," which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom's (UK) Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Due to the recency of this announcement, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

This is not a complete list of the risks of investing in the Fund. For additional risks of investing in the Fund, please consult the Fund's prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. New Accounting Guidance

In October 2016, the SEC adopted new rules and amended existing rules (together, the "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is for periods ending after August 1, 2017. The adoption of these amendments, effective with these financial statements for the period ending October 31, 2017, required amended and additional disclosures reflected herein, but had no effect on the Fund's net assets or results of operations.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption will have no effect on the Fund's net assets or results of operations.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after October 31, 2017 through the date that the financial statements were issued, and had determined that no additional disclosure in the financial statements is required.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets. To the extent this occurs, the Fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Election of Additional Director

Effective September 12, 2017, the Board of Directors voted to increase the number of directors on the Fund's Board of Directors from twelve to thirteen and elected Daphne L. Richards as a Director of the Fund.

Daphne L. Richards: In addition to her tenure as a Director of various Cohen & Steers Funds, Ms. Richards serves as an Independent Director of Cartica Management LLC. She is also a member of the Investment Committee of the Berkshire Taconic Community Foundation, a Member of the Advisory Board of the Northeast Dutchess Fund, as well as a member of the "100 Women in Finance" Global Association Board and Chair of the organization's Advisory Council. Previously, Ms. Richards worked at Bessemer Trust Company, New York, from 1999-2014. Ms. Richards was a Managing Director, Head of Hedge Fund Investments and Co-Head of Bessemer's Alternative Investment Group. Prior to Bessemer Trust Company, Ms. Richards held investment positions at Frank Russell Company, Union Bank of Switzerland and Hambros International Venture Capital Fund, each in New York.

Change in Board of Directors

On December 5, 2017, the Board of Directors voted to decrease the number of directors on the Fund's Board of Directors from thirteen to ten, effective January 1, 2018. Directors Bonnie Cohen and Richard E. Kroon will retire on December 31, 2017 pursuant to the Fund's mandatory retirement policy. Director Richard Norman will be resigning from the Board of Directors effective December 31, 2017.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory agreement (the Advisory Agreement), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting of the Independent Directors held on June 6, 2017 and at a meeting of the full Board of Directors held in person on June 13, 2017, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2018 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by an independent data provider, which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe; summary information prepared by the Fund's investment advisor (the Investment Advisor) and Fund counsel; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also considered a supplemental peer group compiled by the Investment Advisor when evaluating the Fund's performance and fees and expenses; the Investment Advisor believes the supplemental peer group is more representative of the Fund's investment strategy because most Peer Funds are not short duration funds, and the Fund has a very different investment objective than most Peer Funds. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds and accounts, including those that have investment objectives and strategies similar to the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor's personnel, particularly noting the potential benefit that the portfolio managers' work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor's ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are satisfactory and appropriate.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors considered the investment performance of the Fund versus Peer Funds and compared to a broad-based benchmark and a relevant blended benchmark. The Board of Directors noted that the Fund underperformed the Peer Funds' median for the one-year period ended March 31, 2017, ranking in the fifth quintile. For the one-year period ended March 31, 2017, the Fund outperformed its broad-based benchmark and underperformed its blended benchmark. The Board of Directors also considered the Fund's performance compared to a peer group compiled by the Investment Advisor, and noted that the Fund outperformed the peer group median for the one-year period ended March 31, 2017, ranking six out of thirteen peers. The Board of Directors also noted that the Fund is relatively new and does not have a lengthy performance history. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the period. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance. The Board of Directors then determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreement.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the actual management fee paid by the Fund as well as the total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fee and total expense ratio each ranked in the first quintile. The Board of Directors also considered the Fund's fees and expenses versus the peer group compiled by the Investment Advisor, and noted that the Fund's actual management fee was the lowest in the Advisor-supplied peer group while the Fund's total expense ratio ranked twelve out of thirteen peers. On July 25, 2016, the Board of Directors approved an amendment to the Fund's fee waiver/expense reimbursement agreement reducing the expense caps by 0.25% effective August 1, 2016. Using the adjusted fee, the Fund's total expense ratio would have been lower than the Advisor-supplied peer group median. The Board of Directors considered that the Investment Advisor is waiving a portion of its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. In light of the considerations above, the Board of Directors concluded that the Fund's current expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

the services received under the Administration Agreement are beneficial to the Fund. Some of these services include compliance, accounting and operational services, oversight of third party service providers, supervising compliance by the Fund with regulatory requirements, furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund. The Board of Directors noted that because of the Fund's asset size, the operating expenses continue to be subsidized, and the Fund is not yet profitable.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor's other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

  •  Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Daphne L. Richards
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

William F. Scapell
Vice President

Elaine Zaharis-Nikas
Vice President

Francis C. Poli
Secretary

James Giallanza
Chief Financial Officer

Albert Laskaj
Treasurer

Lisa D. Phelan
Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—LPXAX
Class  C—LPXCX
Class  F—LPXFX*
Class  I—LPXIX
Class  R—LPXRX
Class  T—LPXTX*
Class  Z—LPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Low Duration Preferred and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*  Class F and Class T shares are currently not available for purchase.

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

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LPXAXSAR

Semiannual Report October 31, 2017

Cohen & Steers Low Duration Preferred and Income Fund

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer

Date	: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Chief Financial Officer
(Principal Financial Officer)

Date:	December 29, 2017